Biological Assets (Details) - Schedule of Changes in Cattle Raising Activity	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Heads of cattle [Member]
Schedule of Changes in Cattle Raising Activity [Line Items]
Opening balance	22,705	21,168
Ending balance	17,624	22,705
Acquisition/birth costs	6,779	10,478
Handling costs
Sales	(11,235)	(8,341)
Deaths	(582)	(559)
Consumption	(43)	(41)
Effect of conversion
Change in fair value
Cattle [Member]
Schedule of Changes in Cattle Raising Activity [Line Items]
Opening balance	53,484	67,617
Ending balance	41,595	53,484
Acquisition/birth costs	6,330	11,414
Handling costs	18,821	17,352
Sales	(30,384)	(26,439)
Deaths	(1,439)	(1,461)
Consumption	(32,000)	(35,000)
Effect of conversion	1,519	(1,140)
Change in fair value	(6,704)	(13,824)